UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21834

YORK ENHANCED STRATEGIES FUND, LLC
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 17TH Floor New York, New York		10153
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
(Name and address of agent for service)

Copies to: David M.Mahle Jones Day 222 East 41st Street New York, New York 10017

Registrant's telephone number, including area code:		(212) 300-1300

Date of fiscal year end:	December 31, 2008

Date of reporting period:	September 30, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

YORK ENHANCED STRATEGIES FUND, LLC

Schedule of Investments

September 30, 2008 (Unaudited)

	Par Value	Description	Value	Percentage of Net Assets

		FIXED INCOME SECURITIES #

		COMMUNICATIONS
		Charter Communications Operating LLC,##
$5,000,000		8.00%, due 4/30/12	$4,500,000
	2,000,000	8.375%, due 4/30/14	1,780,000
	3,000,000	Hughes Networks Systems, 9.50%, due 4/15/14	3,000,000
		Intelsat Corporation, ##
	5,000,000	9.25%, due 8/15/14	4,700,000
	5,500,000	9.25%, due 6/15/16	5,170,000
	4,635,000	Jackson 9.50%, due 6/15/16	4,322,137
	3,000,000	Subsidiary Holding Co. Ltd., 8.50%, due 1/15/13	2,880,000
	2,905,000	Time Warner Telecom Holdings, Inc., 9.25%, due 2/15/14	2,817,850
		TOTAL COMMUNICATIONS	29,169,987	11.9%

		CONSUMER CYCLICAL
	1,000,000	Adelphia Communications Corp., 9.375%, due 11/15/09 *+	53,300
	3,000,000	Delphi Corp., 6.50%, due 8/15/13 *+	420,000
	12,500,000	Leslie’s Poolmart, 7.75%, due 2/1/13	11,843,750
	423,000	Michaels Stores, Inc., 11.375%, due 11/1/16	245,340
	3,500,000	Tenneco, Inc., 8.625%, due 11/15/14	2,887,500
		TOTAL CONSUMER CYCLICAL	15,449,890	6.3

		CONSUMER NON-CYCLICAL
	3,500,000	Baker & Taylor, Inc., 11.50%, due 7/1/13 ##	3,080,000
	2,960,000	Rite Aid Corp., 7.50%, due 3/1/17	2,368,000
		Select Medical Corp.,
	7,500,000	7.625%, due 2/1/15	6,300,000
	1,300,000	8.83438%, due 9/15/15 **	1,092,000
	2,206,000	Stripes Acquisition LLC / Susser Finance Corp., 10.625%, due 12/15/13	2,272,180
	7,000,000	Vitamin Shoppe Industries, Inc., 10.30438%, due 11/15/12 **	7,000,000
		TOTAL CONSUMER NON-CYCLICAL	22,112,180	9.0

		ENERGY
		Energy Future Holdings Corp.,##
	2,000,000	10.875%, due 11/1/17	2,030,000
	5,000,000	10.25%, due 11/1/15	4,900,000
		Enron Corp., *+
	2,500,000	0.00% due 2/7/21	37,500
JPY	500,000,000	0.97%, expired maturity	34,141
EUR	10,000,000	4.375%, expired maturity	205,422
$2,500,000		6.31%, expired maturity	15,625
	1,000,000	7.375%, expired maturity	30,000
	8,500,000	8.25%, expired maturity	212,500
	2,500,000	8.31%, expired maturity	62,500
GBP	1,500,000	8.75%, expired maturity	40,007
		TOTAL ENERGY	7,567,695	3.1

Par Value		Description	Value	Percentage of Net Assets

		FINANCIALS
$10,000,000		Crum & Forster Holding Corp., 7.75%, due 5/1/17	9,250,000
GBP	4,350,000	Fixed-Link Finance BV, Series A1-X, 7.50%, due 8/1/25**	7,695,931
$4,920,923		Countrywide 2007-SEA1 2A1, 0.29%, due 5/25/47 **	4,153,604
		Ford Motor Credit Co.,
700,000		6.00%, due 1/20/15	485,170
366,000		6.52%, due 3/10/13	282,003
500,000		7.90%, due 5/18/15	394,750
		Luminent Mortgage Trust,
22		2006-4 P, 0.00%, due 5/25/46 **	—
64,629,559		2006-4 X, 1.86%, due 5/25/46 **	2,262,035
3,531,000		Mobile Satellite Ventures LP, 0.00%, due 4/1/13 ##++*	1,950,877
		TOTAL FINANCIALS	26,474,370	10.8

		HEALTH CARE
		HCA, Inc.,
9,000,000		6.95%, due 5/1/12	8,460,000
4,000,000		7.875%, due 2/1/11	3,940,000
2,000,000		9.25%, due 11/15/16 ##	1,960,000
		TOTAL HEALTH CARE	14,360,000	5.8

		INDUSTRIAL
		EuroTunnel Group UK PLC,
EUR	1,438	3.00%, due 7/28/09	490,642
1,657		3.00%, due 7/28/10	547,879
GBP	702	3.00%, due 7/28/09	302,690
949		3.00%, due 7/28/10	396,536
		Delta Airlines, Inc., *+
$11,250,000		7.90%, due 12/15/09	302,625
1,000,000		8.30%, due 12/15/29	27,000
3,000,000		Neenah Foundry Co., 9.50%, due 1/1/17	2,280,000
		TOTAL INDUSTRIAL	4,347,372	1.8

		INFORMATION TECHNOLOGY
5,000,000		Cherokee International Corp., 5.25%, due 11/1/08	4,200,000	1.7

		TELECOMMUNICATION SERVICES
$11,000,000		Alltel Corp., 7.00%, due 3/15/16	$11,220,000
1,000,000		Primus Telecommunications, Inc., 14.25%, due 5/20/11	850,000
		TOTAL TELECOMMUNICATION SERVICES	12,070,000	4.9%

		TOTAL FIXED INCOME SECURITIES (COST — $146,749,856)	135,751,494	55.3

		LOAN PARTICIPATIONS AND TRADE CLAIMS #

		COMMUNICATIONS
EUR	8,681,311	Kabel Deutschland, EURLIBOR plus 7.00%, due 11/12/14 (PIK)	9,527,392	3.9

Par Value	Description	Value	Percentage of Net Assets

	CONSUMER CYCLICAL
	Coach America,
$5,310,537	Term Loan B, USDLIBOR plus 2.75%, due 4/20/14	4,195,326
1,108,926	Letter of Credit, USDLIBOR plus 2.85%, due 4/20/14	876,052
3,800,000	Baby Phat, 1st Lien Term Loan A, USDLIBOR plus 5.00%, due 7/18/11	3,800,000
	DaimlerChrysler Financial Services Americas LLC,
4,000,000	2nd Lien, USDLIBOR plus 6.50%, due 8/3/13	1,920,000
13,000,000	Fox & Hound Restaurant Group, 2nd Lien Term Loan B, USDLIBOR plus 9.25%, due 5/12/11	12,457,900
5,940,000	Houghton Mifflin , Revolver, USDLIBOR plus 3.50%, due 12/12/13	4,870,800
	Laureate Education, Inc.,
4,301,882	Term Loan, USDLIBOR plus 3.25%, due 8/15/14	4,000,751
643,753	Delayed Draw Term Loan, USDLIBOR plus 3.25%, due 8/15/14	598,691
	NPC Group Inc.,
3,733,335	Term Loan B, USDLIBOR plus 5.47%, due 9/29/13	3,210,668
8,500,000	2nd Lien Term Loan, USDLIBOR plus 5.80%, due 9/29/14	6,800,000
	TOTAL CONSUMER CYCLICAL	42,730,188	17.4

	CONSUMER NON-CYCLICAL
	Bausch & Lomb, Inc.,
3,176,000	Term Loan, USDLIBOR plus 3.25%, due 4/24/15	3,144,240
480,000	Delayed Draw, USDLIBOR plus 3.25%, due 4/24/15	475,200
11,531,250	Jetro Holdings, USDLIBOR plus 2.50%, due 7/2/14	10,839,375
	Spectrum Brands, Inc.,
210,463	Letter of Credit, USDLIBOR plus 4.00%, due 3/30/13	155,743
4,157,436	Term Loan B, USDLIBOR plus 4.00%, due 3/30/13	3,076,504
10,000,000	Wm. Wrigley Jr. Co., Term Loan B, USDLIBOR plus 3.50%, due 10/6/14	10,000,000
	TOTAL CONSUMER NON-CYCLICAL	27,691,062	11.3

	ENERGY
	ATP Oil & Gas,
6,347,727	1st Lien B-1 Term Loan, USDLIBOR plus 5.25%, due 7/15/14	5,839,909
3,636,364	1st Lien B-2 Term Loan, USDLIBOR plus 5.25%, due 1/15/11	3,345,455
	Enron Corp., *+
10,000,000	Trade Claim 13923	194,000
1,616,742	Trade Claim 99092	38,317
383,258	Trade Claim 99093	9,083
4,000,000	Trade Claim 99004	60,000
6,000,000	Trade Claim 11342 and 11141	60,000
11,016,146	Trade Claim 9314	110,161
25,000,000	Trade Claim 99191	562,500
6,478,000	Tenaska, 2nd Lien Term Loan, USDLIBOR plus 4.25%, due 12/15/14	5,635,860
	TOTAL ENERGY	15,855,285	6.4

	FINANCIALS
7,579,210	2-10 Home Buyers Warranty, 1st Lien Term Loan, USDLIBOR plus 5.50%, due 7/26/11	1,515,842
8,221,516	Affirmative Insurance Holdings, Inc., Term Loan, USDLIBOR plus 3.50%, due 1/31/14	6,741,643
	TOTAL FINANCIALS	8,257,485	3.4

	HEALTH CARE
3,993,426	HealthSouth Corp., 1st Lien Term Loan, USDLIBOR plus 2.50%, due 3/10/13	3,594,084
9,760,000	Premier Dental Services, Term Loan, USDLIBOR plus 5.50%, due 6/30/13	7,320,000
	TOTAL HEALTH CARE	10,914,084	4.4

	Par Value	Description	Value	Percentage of Net Assets

		INDUSTRIAL
	15,000,000	Collins Industries, 2nd Lien Term Loan, USDLIBOR plus 6.25%, due 10/31/11	15,000,000
	4,000,000	Dresser, Inc., 2nd Lien Term Loan, USDLIBOR plus 5.75%, due 5/4/15	3,640,000
		Navistar International Corp.,
	533,333	Revolver, USDLIBOR plus 3.25%, due 1/19/12	506,666
	1,466,667	Term Loan B, USDLIBOR plus 3.25%, due 1/19/12	1,393,334
	11,607,263	Precision Partners Holding Co., Term Loan B, USDLIBOR plus 3.50%, due 10/1/13	11,142,971
	2,571,784	Wastequip, Inc., Term Loan, 12.00%, due 2/15/15	2,186,016
		WW TDS,
	4,000,000	1st Lien, USDLIBOR plus 2.75%, due 4/25/13	3,320,000
EUR	7,000,000	1st Lien, EURLIBOR plus 6.00%, due 4/24/14	6,500,340
		TOTAL INDUSTRIAL	43,689,327	17.8

		INFORMATION TECHNOLOGY
	$4,235,000	H3C Holdings Ltd., Term Loan B, USDLIBOR plus 3.00%, due 9/28/12	3,726,800
	1,975,000	NuVox, Inc., Term Loan B, USDLIBOR plus 3.25%, due 5/31/14	1,777,500
	9,431,250	One Communications Corp., USDLIBOR plus 4.00%, due 6/30/12	8,299,500
		TOTAL INFORMATION TECHNOLOGY	13,803,800	5.6

		TELECOMMUNICATION SERVICES
	$6,560,000	Allegiance Telecom Liquidating Trust - B *+	$766,208
		Alltell Communications Inc.,
	11,939,695	Initial Tranche B-1 Term Loan, USDLIBOR plus 2.50%, due 5/15/08	11,581,507
	9,452,261	Initial Tranche B-2 Term Loan, USDLIBOR plus 2.50%, due 5/15/08	9,215,954
	3,940,150	Initial Tranche B-3 Term Loan, USDLIBOR plus 2.50%, due 5/16/15	3,841,646
		TOTAL TELECOMMUNICATION SERVICES	25,405,315	10.3%

		TOTAL LOAN PARTICIPATIONS AND TRADE CLAIMS (COST — $223,281,101)	197,873,938	80.5

Number of Shares

		EQUITY SECURITIES (Unless otherwise noted)

		COMMUNICATIONS
163,876		AboveNet, Inc. *	$9,504,808	3.9

		CONSUMER CYCLICAL
1,001,485		Adelphia Recovery Trust Series ACC-1 INT *	70,104	—

		CONSUMER NON-CYCLICAL
70,163		Anheuser-Busch Cos, Inc.	4,552,175
CHF	25,000	Gate Gourmet Group Holdings, LLC Membership Units *#	555,892
		TOTAL CONSUMER NON-CYCLICAL	5,108,067	2.1

		ENERGY
$300,000		Enron Corp., 7.00% (Preferred shares) *#+	180,000
491,700		Infinity Bio-Energy, Ltd. *	958,815
		TOTAL ENERGY	1,138,815	0.4

Number of Shares

		FINANCIALS
2,245,763		Citizens Republic Bancorp, Inc.	6,916,947
12,836,181		Investment in Cerberus CG Investor, LLC *#	7,701,709
10,000,000		Investment in Cerberus FIM Investors LLC *#	3,000,000
3,379,529		National City Corp., (Restricted shares) #	5,914,176
19,999		Philadelphia Consolidated Holding Co.*	1,171,341
4,750		United Insurance Membership Interest #*	1,750,000
		TOTAL FINANCIALS	26,454,173	10.8

		INDUSTRIAL
EUR	37,416	Groupe EuroTunnel SA*	439,054
GBP	18,266	Groupe EuroTunnel SA*	128,314
EUR	1,583,893	Groupe EuroTunnel SA (Warrants) *	423,422
		TOTAL INDUSTRIAL	990,790	0.4

		MATERIALS
CAD	350,000	FNX Mining Co., Inc. *	3,702,903
305,030		Gold Wheaton Gold Corp. *	252,209
152,515		Gold Wheaton Gold Corp. (Warrants)*	—
$72,092		Rohm & Haas Co.	5,046,440
		TOTAL MATERIALS	9,001,552	3.7

		TELECOMMUNICATION SERVICES
		BCE, Inc.,
CAD	25,000	4.65%, 8/1/11 (Preferred shares)	576,200
20,000		4.818%, 3/24/08 (Preferred shares)	464,155
30,000		6.174%, 12/1/10 (Preferred shares)	690,595
		TOTAL TELECOMMUNICATION SERVICES	1,730,950	0.7

		TOTAL EQUITY SECURITIES (COST — $89,406,792)	53,999,259	22.0

		TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT (COST — $459,437,749)	387,624,691	157.8

		INVESTMENTS SOLD SHORT@

		EQUITY SECURITIES

		FINANCIALS
$(3,195,805)		National City Corp.	$(5,592,659)	(2.3)

		INDUSTRIAL
(44,226)		Delta Air Lines, Inc. *	(329,484)	(0.1)

		TOTAL INVESTMENTS SOLD SHORT (PROCEEDS — $19,495,202)	(5,922,143)	(2.4)

		TOTAL INVESTMENTS, NET OF INVESTMENTS SOLD SHORT (COST — $439,942,547)	381,702,548	155.4
		OTHER LIABILITIES IN EXCESS OF ASSETS	(136,046,671)	(55.4)

		NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$245,655,877	100.0%

Notes to Schedule of Investments:

*                                         Non-income producing security.

**                                  Reflects rate at September 30, 2008 on variable rate instruments.

#                                         Securities are valued at fair value per policies adopted by the Board of Directors. At Septemer 30, 2008, $216,975,715 of securities were fair valued, representing 88.3% of net assets applicable to common shareholders.

##                                  Security is issued under Rule 144A and may be subject to certain restrictions as to resale. Unless otherwise noted, security is deemed liquid.

+                                         Issuer in default. At September 30, 2008, $3,420,889 of securities were in default, representing 1.4% of net assets applicable to common shareholders.

++                                  Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.

@                                    Cash collateral in the amount of $15,403,226 has been pledged to cover the Fund’s open short positions.

PIK -                     Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

EURLIBOR - London Inter-Bank Offer Rate (Denominated in Euro currency)

USDLIBOR - London Inter-Bank Offer Rate (Denominated in USD currency)

Currency Type Abbreviations:

CAD           Canadian Dollar

CHF              Swiss Franc

EUR              Euro

GBP               British Pound

JPY                  Japanese Yen

Unfunded Loan Commitments

As of September 30, 2008, the Company had the following unfunded loan commitments of $6,380,000, which could be extended at the option of the borrower:

	Unfunded
	Loan		Market
Borrower	Commitments	Cost	Value
Bausch & Lomb, Inc., Delayed Draw Term Loan, 2015	$320,000	$800	$(3,200)
Houghton Mifflin, Undrawn Revolver	6,060,000	1,090,800	(730,800)
	$6,380,000	$1,091,600	$(734,000)

At September 30, 2008 the Company had sufficient cash and/or liquid securities to cover any commitments under these contracts.

As of September 30, 2008, the gross unrealized appreciation/(depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,359,431
Aggregate gross unrealized depreciation	(80,132,634)
Net unrealized depreciation	(63,773,203)

Federal income tax cost of investments	$445,475,751

FORWARD FOREIGN CURRENCY CONTRACTS

York Enhanced Strategies Fund, LLC had the following open forward foreign currency contracts as of September 30, 2008:

	Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
British Pound	4,822,000	USD	8,731,719	12/17/2008	$112,632
Canadian Dollar	7,642,000	USD	7,173,215	12/17/2008	(37,308)
Euro	13,400,000	USD	19,183,470	12/17/2008	288,490
Swiss Franc	625,000	USD	568,947	12/17/2008	7,521
United States Dollar	887,394	CAD	950,000	12/17/2008	8,968
					$380,303

Currency Type Abbreviations:

CAD - Canadian Dollar

USD - United States Dollar

Various inputs are used in determining the value of the Company’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Company’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$34,637,306	$—
Level 2 - Other Significant Observable Inputs - Long	265,573,167	380,303
Level 2 - Other Significant Observable Inputs - Short	(5,922,143)	—
Level 3 - Significant Unobservable Inputs	87,414,218	—
Total	$381,702,548	$380,303

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/07	$152,342,954
Realized gain (loss)	(2,068,404)
Change in unrealized appreciation (depreciation)	(14,264,189)
Accrued discounts/premiums	383,383
Net purchases (sales)	(15,449,166)
Transfers in and/or out of Level 3	(33,530,360)
Balance as of 9/30/08	$87,414,218

YORK ENHANCED STRATEGIES FUND, LLC

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

NET ASSET VALUE CALCULATION - The net asset value per common share of the Company will be calculated as of the last business day of each calendar quarter, in connection with each issuance of Common Shares by the Company, as of each distribution declaration date (after giving effect to the relevant distribution), and on such other dates as determined by the Investment Manager or the Board of Directors.

SECURITY VALUATION - Investments in securities traded on a nationally recognized securities exchange or over-the-counter market will generally be valued at the closing price on such exchange or market. Securities not traded on a nationally recognized securities exchange or over-the-counter market are recorded at their fair value as determined in good faith by the Investment Manager, in consultation with the valuation committee pursuant to procedures approved by the Board of Directors. Such procedures consider prices obtained from one or more brokerage firms or financial institutions making markets in these instruments.  The market for such investments may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors.  Also, there may be only a single or limited number of market makers for certain of the Company’s investments. Accordingly, the market for such investments may be thinly traded and prices quoted more volatile than would be the case with more established markets. Because of the inherent uncertainty of valuation, estimated fair values do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future circumstances, and the differences could be material.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported in a timely manner.

(b) None.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:

 /s/ Jeffrey A. Weber

Name: Jeffrey A. Weber
Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

 /s/ James G. Dinan

Name: James G. Dinan
Title: Chief Executive Officer (principal executive officer)

Date: November 26, 2008

By:

 /s/ Adam J. Semler

Name: Adam J. Semler
Title: Chief Financial Officer and Secretary (principal financial officer)

Date: November 26, 2008